JPMorgan Climate Change Solutions ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Australia — 2.1%
Brambles Ltd.	9,596	117,268
Austria — 0.7%
ANDRITZ AG	652	36,917
Belgium — 0.5%
Deme Group NV	193	27,086
Canada — 1.0%
West Fraser Timber Co. Ltd.	660	57,224
China — 3.0%
BYD Co. Ltd., Class H	1,000	35,141
Contemporary Amperex Technology Co. Ltd., Class A	2,220	78,511
NARI Technology Co. Ltd., Class A	16,020	50,628
		164,280
Denmark — 1.7%
Cadeler A/S *	5,025	26,726
NKT A/S *	329	21,994
Orsted A/S * (a)	1,196	46,118
		94,838
Finland — 0.8%
UPM-Kymmene OYJ	1,428	42,111
France — 6.2%
Dassault Systemes SE	862	33,654
Nexans SA	1,690	164,902
SPIE SA	4,305	143,475
		342,031
Germany — 3.0%
Infineon Technologies AG	648	21,305
Mercedes-Benz Group AG	503	30,603
Nemetschek SE	294	35,127
Siemens AG (Registered)	359	76,961
		163,996
Italy — 4.7%
ERG SpA	3,105	62,927
Prysmian SpA	2,842	197,687
		260,614
Japan — 5.5%
Hitachi Ltd.	10,400	261,460
Kurita Water Industries Ltd.	1,300	45,278
		306,738
Netherlands — 2.2%
Arcadis NV	1,644	93,857
ASML Holding NV	40	29,590
		123,447

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — 0.7%
Scatec ASA * (a)	5,638	39,426
Spain — 3.9%
Audax Renovables SA	6,533	10,342
Iberdrola SA	14,789	208,992
		219,334
Sweden — 3.6%
Atlas Copco AB, Class A	8,194	136,887
Volvo AB, Class B	2,290	63,097
		199,984
Switzerland — 1.5%
DSM-Firmenich AG	187	19,091
TE Connectivity plc	451	66,734
		85,825
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	480	100,474
United Kingdom — 3.6%
SSE plc	10,048	202,422
United States — 51.7%
AECOM	262	27,625
AGCO Corp.	1,155	120,617
Autodesk, Inc. *	344	107,101
Carlisle Cos., Inc.	240	93,470
Carrier Global Corp.	1,862	121,738
CNH Industrial NV	5,626	72,463
Deere & Co.	269	128,195
Eaton Corp. plc	91	29,706
EnerSys	272	26,403
First Solar, Inc. *	170	28,478
Generac Holdings, Inc. *	868	129,618
Hubbell, Inc.	311	131,556
Itron, Inc. *	503	54,002
NextEra Energy, Inc.	2,275	162,799
NVIDIA Corp.	472	56,673
ON Semiconductor Corp. *	400	20,936
Owens Corning	997	183,996
Pentair plc	752	77,967
Public Service Enterprise Group, Inc.	963	80,449
Quanta Services, Inc.	781	240,243
Rayonier, Inc., REIT	111	2,902
Schneider Electric SE	168	42,609
Steel Dynamics, Inc.	234	29,999
Tetra Tech, Inc.	4,266	156,989
Trane Technologies plc	681	247,033
Trex Co., Inc. *	1,266	92,203
Veralto Corp.	1,432	148,055

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Watts Water Technologies, Inc., Class A	157	32,464
Westinghouse Air Brake Technologies Corp.	269	55,931
Weyerhaeuser Co., REIT	1,425	43,634
Xylem, Inc.	1,009	125,156
		2,871,010
Total Common Stocks (Cost $5,127,755)		5,455,025
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (b) (c) (Cost $79,422)	79,390	79,422
Total Investments — 99.6% (Cost $5,207,177)		5,534,447
Other Assets in Excess of Liabilities — 0.4%		23,226
NET ASSETS — 100.0%		5,557,673

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Machinery	16.2%
Electrical Equipment	15.8
Building Products	13.3
Electric Utilities	10.4
Commercial Services & Supplies	10.2
Industrial Conglomerates	6.1
Construction & Engineering	5.8
Semiconductors & Semiconductor Equipment	4.7
Software	3.2
Independent Power and Renewable Electricity Producers	2.9
Electronic Equipment, Instruments & Components	2.2
Paper & Forest Products	1.8
Professional Services	1.7
Multi-Utilities	1.5
Automobiles	1.2
Others (each less than 1.0%)	1.6
Short-Term Investments	1.4

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$117,268	$—	$117,268
Austria	—	36,917	—	36,917
Belgium	—	27,086	—	27,086
Canada	57,224	—	—	57,224
China	—	164,280	—	164,280
Denmark	26,726	68,112	—	94,838
Finland	—	42,111	—	42,111
France	—	342,031	—	342,031

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$163,996	$—	$163,996
Italy	—	260,614	—	260,614
Japan	—	306,738	—	306,738
Netherlands	—	123,447	—	123,447
South Africa	—	39,426	—	39,426
Spain	10,342	208,992	—	219,334
Sweden	—	199,984	—	199,984
Switzerland	66,734	19,091	—	85,825
Taiwan	100,474	—	—	100,474
United Kingdom	—	202,422	—	202,422
United States	2,828,401	42,609	—	2,871,010
Total Common Stocks	3,089,901	2,365,124	—	5,455,025
Short-Term Investments
Investment Companies	79,422	—	—	79,422
Total Investments in Securities	$3,169,323	$2,365,124	$—	$5,534,447
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	$—	$760,282	$680,861	$1	$—	$79,422	79,390	$1,016	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.